SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplement cash flow information

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$10,711	$16,107	$16,721
Income taxes paid	$144,959	$19,621	$104,028

Schedule of reconciliation of total capital expenditures incurred to total capital expenditures in the consolidated statements of cash flows

	September 30,
	2012	2011	2010
	(in thousands)
Capital expenditures incurred	$1,082,678	$730,347	$345,264
Additions incurred prior year but paid for in current year	61,591	25,508	9,816
Additions incurred but not paid for as of the end of the year	(46,589)	(61,591)	(25,508)

Capital expenditures per Consolidated Statements of Cash Flows	$1,097,680	$694,264	$329,572